Employee Benefit Plan, Description of Plan (Details) - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Description of Plan [Line Items]
Employee Benefit Plan, Participant Contribution, Automatic, Deferral Rate	200.00%
Employee Benefit Plan, Employer Contribution, Matching Percentage	5.00%
Employee Benefit Plan, Employer Contribution, Noncash, Description	All employees other than seasonal or leased employees are eligible to participate in the Plan. Participants are immediately vested in their contributions, the Company contributions and any earnings thereon.
Employee Benefit Plan, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBPParticipantContributionAutomaticAnnualIncreaseDeferralRate	9
Employee Benefit Plan, Employer Contribution, Matching Percentage, Bonus Contribution	2
EBPParticipantContributionAutomaticAnnualIncrease,PercentageIncrease	1
EBPParticipantContributionAutomaticAnnualIncreaseDeferralRate,minimum	2